Earnings Per Share (Schedule Of The Computation Of Shares Used For The Basic And Diluted EPS Calculations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Diluted [Line Items]
Weighted average shares used for basic EPS	30,305	30,520	31,268
Dilutive effect of stock options and other stock-based awards	598	609	489
Dilutive effect of convertible debt	1,271	740	640
Weighted average shares used for diluted EPS	32,174	31,869	32,397
Stock Options and Other Stock-based Awards [Member]
Earnings Per Share Diluted [Line Items]
Stock options and share-based awards not included in diluted EPS calculation because their effect would be antidilutive	139	108	349